SCHEDULE OF BUSINESS COMBINATION (Details) - Pono Capital Corp [Member]	Feb. 03, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash—Pono trust and working capital cash	$ 1,802,594
Cash—Subscription agreement made immediately before the closing	5,000,000
Less: transaction costs and advisory fees	5,206,763
Total funds from the Business Combination	$ 1,595,831